Disposals (Tables)	12 Months Ended
Jul. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Summary of the results from discontinued operations included in the Group income statement
The results from discontinued operations, which have been included in the Group income statement, are set out below:

	2021		2020		2019
	$m		$m		$m
Revenue	1,138		1,879		2,281
Cost of sales	(879)		(1,440)		(1,730)
Gross profit	259		439		551
Operating costs:
(loss)/gain on disposal of businesses	(356)		—		19
operating costs	(205)		(441)		(479)
other	174		(18)		(21)
Operating costs	(387)		(459)		(481)
Operating (loss)/profit	(128)		(20)		70
Net finance (costs)/income	(2)		(4)		4
(Loss)/profit before tax	(130)		(24)		74
Tax (charge)/credit	(12)		10		(8)
(Loss)/profit from discontinued operations	(142)		(14)		66
Basic earnings per share	(63.6)	¢	(6.2)	¢	28.7	¢
Diluted earnings per share	(63.2)	¢	(6.2)	¢	28.5	¢
The loss on current period disposal is as follows:

	2021	2020
	$m	$m
Consideration received	422	—
Net assets disposed of	(390)	—
Disposal costs and provisions	(32)	—
Recycling of deferred foreign exchange losses	(370)	—
Current period loss on disposal	(370)	—
The net inflow of cash in respect of disposals of businesses related to discontinued operations is as follows:

	2021	2020	2019
	$m	$m	$m
Cash consideration received for current period disposals (net of cash disposed of)	395	—	220
Cash consideration received in respect of prior year disposals	19	9	(2)
Cash paid in respect of prior year disposals	(2)	(2)	(16)
Disposal costs paid	(32)	—	(1)
Net cash flow in respect of disposals of businesses	380	7	201